SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 7:-	SHAREHOLDERS' EQUITY

a.	Ordinary shares:

The Ordinary shares confer upon the holders the right to receive notice to participate and vote in general meetings of the Company and the right to receive dividends, if declared.

b.	Stock option plans:

1.	Under the Company's stock option plan (as amended in December 2007) ("the Plan"), shares and options to purchase shares may be granted to employees, officers, consultants and directors of the Company.
2.	No options were granted, exercised or forfeited during 2010, 2011 and 2012. As of December 31, 2012, an aggregate of 1,891,356 Ordinary shares of the Company were reserved for issuance under the plan.
3.
Options granted generally become fully exercisable after three to four years and expire no later than 10 years from the approval date of the option plan under terms of grant. Any option forfeited or cancelled before expiration become available for future grants.

The following is a summary of the Company's stock options transactions in 2012:

	Amount	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value *)

Options outstanding at beginning of year	133,334	$0.92	3.14	$-
Granted	-	$-	-	$-
Exercised	-	$-	-	$-

Options outstanding at end of year	133,334	$0.92	2.14	$-

Vested and expected to vest at end of year	133,334	$0.92	2.14	$-

Options exercisable at end of year	133,334	$0.92	2.14	$-

*)	The options were out of the money as of December 31, 2012 and 2011 and their intrinsic value was considered as zero.

The options outstanding as of December 31, 2012, have been separated into two exercise prices as follows:

		Weighted average
	Options	remaining
Exercise	outstanding and	Contractual
Price	exercisable	life (years)

$ 0.87	66,667	0.65
$ 0.97	66,667	3.62

	133,334	2.14

4.	The following table summarizes information relating to restricted shares, as well as changes to such awards during 2010, 2011 and 2012:

	Year ended December 31,
	2010	2011	2012

Outstanding at beginning of year	181,808	132,050	243,339
Granted	73,620	250,000	-
Vested	(123,378)	(138,711)	(111,880)

Outstanding as of December 31,	132,050	243,339	131,459

The weighted average fair values at grant date of restricted shares granted for the years ended December 31, 2010 and 2011 were $ 0.6 and $ 0.51 respectively.

Restricted shares are subject to a repurchase right by the Company on certain occasions. Under the repurchase right, the Company may reacquire a pro-rata portion of the granted shares, for no consideration, if certain conditions occur including the employees' end of service with the Company.

As of December 31, 2012, there was $ 67 of total unrecognized compensation cost related to share-based compensation arrangement granted under the plan. That cost is expected to be recognized over a period of 1.25 year.

During 2010, the Company shortened the vesting schedule of certain restricted shares that, as of December 31, 2011, were fully vested. According to ASC No. 718, the change was treated as a modification. Accordingly, in the financial statements for the year ended December 31, 2010, the Company recorded incremental compensation costs based on fair value of the awards on the modification dates in the amount of $ 12, which were recognized over the remaining vesting period.

c.	Shareholder bonus rights plan:

On September 12, 2005, the Company's Board of Directors adopted a Shareholder Bonus Rights Plan (the "Rights Plan") pursuant to which share purchase bonus rights (the "Right") were distributed on September 26, 2005, at the rate of one Right for each of the Company's Ordinary shares held by shareholders of record as of the close of business on that date.

The Rights Plan is intended to help ensure that all of the Company's shareholders are able to realize the long-term value of their investment in the Company in the event of a potential takeover which does not reflect the full value of the Company and is otherwise not in the best interests of the Company and its shareholders. The Rights Plan is also intended to deter unfair or coercive takeover tactics.

Each right will entitle shareholders to buy one-half of one of the Company's Ordinary shares. The Rights generally will be exercisable and transferable apart from the Company's Ordinary shares only if a person or group becomes an "Acquiring Person" by acquiring beneficial ownership of 15% or more of the Company's Ordinary shares, subject to certain exceptions set forth in the Rights Plan, or commences a tender or exchange offer upon consummation of which such person or group would become an Acquiring Person. Subject to certain conditions described in the Rights Plan, once the Rights become exercisable, the holders of Rights, other than the Acquiring Person, will be entitled to purchase Ordinary shares at a discount from the market price.

The Rights will expire on December 31, 2015 and are generally redeemable by the Company's Board of Directors, at $ 0.03 per Right, at any time until the tenth business day following public disclosure that a person or group has become an "Acquiring Person".